Quarterly Holdings Report
for
Fidelity® Select Portfolios®
Energy Portfolio
November 30, 2025
ENE-NPRT3-0126
1.810683.121
Common Stocks - 99.8%
	Shares	Value ($)
CANADA - 9.4%
Energy - 9.4%
Oil, Gas & Consumable Fuels - 9.4%
Canadian Natural Resources Ltd	3,578,760	120,901,112
Cenovus Energy Inc	7,366,606	131,575,717
Imperial Oil Ltd	22,600	2,236,308

TOTAL CANADA		254,713,137
FRANCE - 0.1%
Energy - 0.1%
Energy Equipment & Services - 0.1%
Vallourec SACA	219,600	4,001,836
NORWAY - 0.3%
Energy - 0.3%
Energy Equipment & Services - 0.3%
Odfjell Drilling Ltd	1,033,674	8,550,866
UNITED KINGDOM - 3.7%
Energy - 3.7%
Energy Equipment & Services - 3.7%
Subsea 7 SA	161,500	3,114,087
TechnipFMC PLC	2,169,072	98,172,199

TOTAL UNITED KINGDOM		101,286,286
UNITED STATES - 86.3%
Energy - 83.5%
Energy Equipment & Services - 9.6%
Baker Hughes Co Class A	1,613,800	81,012,759
National Energy Services Reunited Corp (a)(b)	6,422,791	89,533,707
SLB Ltd	2,493,187	90,353,097
		260,899,563
Oil, Gas & Consumable Fuels - 73.9%
Antero Resources Corp (a)	1,202,500	43,807,075
California Resources Corp	191,800	9,164,204
Cheniere Energy Inc	539,912	112,550,056
Chevron Corp	1,589,765	240,261,184
Chord Energy Corp	138,182	12,969,763
ConocoPhillips	775,216	68,753,907
Diamondback Energy Inc	508,800	77,637,792
Energy Transfer LP	6,989,000	116,786,190
Expand Energy Corp	296,800	36,188,824
Exxon Mobil Corp	5,753,143	666,904,337
Kinder Morgan Inc	485,100	13,252,932
Marathon Petroleum Corp	737,270	142,831,317
Northern Oil & Gas Inc	94,990	2,126,826
Occidental Petroleum Corp	1,303,615	54,751,830
Ovintiv Inc	1,234,300	50,556,928
Permian Resources Corp Class A	2,015,500	29,204,595
Phillips 66	270,291	37,019,055
Range Resources Corp	1,038,100	40,994,569
Targa Resources Corp	388,400	68,090,404
Valero Energy Corp	685,800	121,222,008
Venture Global Inc Class A (c)	1,452,100	10,832,666
Williams Cos Inc/The	808,400	49,255,812
		2,005,162,274
TOTAL ENERGY		2,266,061,837

Utilities - 2.8%
Independent Power and Renewable Electricity Producers - 2.8%
Vistra Corp	418,700	74,888,682
TOTAL UNITED STATES		2,340,950,519
TOTAL COMMON STOCKS (Cost $1,442,374,896)		2,709,502,644

Money Market Funds - 0.4%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (d)	4.02	947,731	947,921
Fidelity Securities Lending Cash Central Fund (d)(e)	4.02	9,221,237	9,222,159
TOTAL MONEY MARKET FUNDS (Cost $10,170,080)			10,170,080

TOTAL INVESTMENT IN SECURITIES - 100.2% (Cost $1,452,544,976)	2,719,672,724
NET OTHER ASSETS (LIABILITIES) - (0.2)%	(4,278,605)
NET ASSETS - 100.0%	2,715,394,119

Legend

(a)	Non-income producing.
(b)	Affiliated company.
(c)	Security or a portion of the security is on loan at period end.
(d)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(e)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	-	179,265,693	178,317,973	85,527	201	-	947,921	947,731	0.0%
Fidelity Securities Lending Cash Central Fund	51,474,282	772,063,123	814,315,405	61,433	159	-	9,222,159	9,221,237	0.0%
Total	51,474,282	951,328,816	992,633,378	146,960	360	-	10,170,080

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are presented in the table below. Certain corporate actions, such as mergers, are excluded from the amounts in this table if applicable. A dash in the Value end of period ($) and Shares end of period columns means either the issuer is no longer held at period end, or the issuer is held at period end but is no longer an affiliate.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
National Energy Services Reunited Corp	34,624,664	18,573,763	1,226,760	-	(95,119)	37,657,159	89,533,707	6,422,791
Total	34,624,664	18,573,763	1,226,760	-	(95,119)	37,657,159	89,533,707

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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